Trade accounts and other receivables from unrelated parties (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	€ 3,574,270		€ 3,409,061
Other receivables	€ 198,548		113,841
Collection period for trade accounts receivable from unrelated parties	1 year
Trade accounts receivable included in other non-current assets	€ 141,763		148,545
Finance lease receivables due period	5 years
Receivables assigned to institutional investors under Accounts Receivable Facility	€ 1,339,838	$ 1,429,071	0
Financial instruments credit-impaired
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	254,750		292,323
Gross carrying amount
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	3,742,951		3,572,990
thereof finance lease receivables	72,853		64,224
Gross carrying amount | Financial instruments credit-impaired
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	378,831		423,113
Allowances/Expected credit losses
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	(168,681)		(163,929)
Allowances/Expected credit losses | Financial instruments credit-impaired
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	€ (124,081)		€ (130,790)